Fair Value of Plan Assets (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	$ 52,105,542	$ 46,640,447
Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	52,105,542	46,640,447
Fair Value | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	36,994,263	34,345,111
Fair Value | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	15,111,279	12,295,336
(Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	52,105,542	46,640,447
(Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	36,994,263	34,345,111
(Level 1) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	15,111,279	12,295,336
(Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	0	0
(Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	0	0
(Level 2) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	0	0
(Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	0	0
(Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	0	0
(Level 3) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, At Fair Value	$ 0	$ 0